Contract Assets	12 Months Ended
Dec. 31, 2018
Contract Assets [Abstract]
Contract Assets
14.	contract ASSETs

14(a)Assets related to contracts with customers

	As of December 31,
	2018	2017
	US$’000	US$’000
Uncompleted supply, delivery, and installation (SDI) services contracts
Aggregate construction costs incurred	17,516	31,778
Aggregate net profit recognized	1,607	744
Less: Progress billings	(17,663)	(32,360)
	1,460	162

Presented as:
Contract assets - current	1,460	—
Gross amounts due from customers for contract work-in-progress	—	162
	1,460	162

Revenues recognized in excess of amounts billed are classified as current contract assets and as current assets under gross amounts due from customers for contract work-in-progress as of December 31, 2018 and 2017, respectively. There were no advances received or retentions on SDI service contracts during the financial years ended December 31, 2018 and 2017.

The Company mainly conducts its SDI services contract with customers within public sector, and the expected credit loss on contract assets is close to zero.

14(b)Unsatisfied supply, delivery, and installation (SDI) services contracts

The following table shows the aggregate amount of the transaction price allocated to the unsatisfied performance obligations. As permitted under the transitional provisions in IFRS 15, the transaction price allocated to (partially) unsatisfied performance obligations as of December 31, 2017 is not disclosed.

As of December 31,
2018
US$’000
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue within one year	14,922
Expected to be recognized as revenue after one year	—
14,922